OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER LIABILITIES
Other Liabilities

($ in millions)

At December 31:	2017	2016
Income tax reserves	$4,193	$2,621
Excess 401(k) Plus Plan	1,583	1,494
Disability benefits	504	538
Derivative liabilities	38	61
Workforce reductions	804	782
Deferred taxes	545	424
Other taxes payable	948	90
Environmental accruals	262	262
Warranty accruals	56	68
Asset retirement obligations	115	142
Acquisition related	88	111
Divestiture related*	253	270
Other	577	613

Total	$9,965	$7,477

* Primarily related to the divestiture of the Microelectronics business.